Basis of preparation and statement of compliance - Foreign exchange rates (Details) - $ / €	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign currency translation
Average exchange rate for the period	1.13	1.0824	1.0813
Exchange rate at the end of period	1.175	1.0389	1.105